Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets Parenthetical
Common shares Issued	44,958,843	42,418,326
Preferred shares Issued	8,000,000	8,000,000